UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: February 28, 2013

Date of reporting period:  May 31, 2012

Item 1. Schedule of Investments.

TWM Global Equity Income Fund
Schedule of Investments
May 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.91%
Aerospace & Defense - 6.17%
BAE Systems PLC (a)	799,357	3,377,762
General Dynamics Corp.	54,128	3,464,733
Honeywell International, Inc.	82,123	4,570,966
United Technologies Corp.	99,061	7,341,411
		18,754,872
Air Freight & Logistics - 0.47%
Expeditors International of Washington, Inc.	37,495	1,434,184
Beverages - 3.73%
Coca-Cola Co.	151,500	11,321,595
Biotechnology - 0.48%
CSL Ltd. (a)	40,234	1,473,413
Capital Markets - 0.48%
T Rowe Price Group, Inc.	25,425	1,464,226
Chemicals - 4.70%
Air Liquide SA (a)(b)	30,363	3,296,031
Ecolab, Inc.	25,286	1,598,328
Linde AG (a)(b)	18,693	2,882,336
PPG Industries, Inc.	18,329	1,895,952
Shin-Etsu Chemical Co Ltd. (a)	89,900	4,609,139
		14,281,786
Commercial Banks - 3.68%
Hang Seng Bank Ltd. (a)	116,200	1,500,917
Toronto-Dominion Bank (a)	126,302	9,669,070
		11,169,987
Commercial Services & Supplies - 0.48%
Secom Co Ltd. (a)	33,000	1,456,955
Computers & Peripherals - 5.00%
International Business Machines Corp.	78,824	15,205,150
Distributors - 0.94%
Genuine Parts Co. (b)	24,700	1,556,100
Li & Fung Ltd. (a)	718,000	1,314,991
		2,871,091
Diversified Telecommunication Services - 4.88%
AT&T, Inc.	433,922	14,827,115
Electrical Equipment - 1.35%
Emerson Electric Co.	87,632	4,098,549
Food & Staples Retailing - 3.44%
Sysco Corp.	117,063	3,267,228
WM Morrison Supermarkets PLC (a)	430,553	1,836,169
Woolworths Ltd. (a)	207,478	5,341,758
		10,445,155
Food Products - 4.68%
Nestle SA (a)(b)	250,656	14,223,336
Gas Utilities - 0.47%
Hong Kong & China Gas Co Ltd. (a)	603,000	1,415,133
Health Care Equipment & Supplies - 0.52%
Cie Generale d'Optique Essilor International SA (a)	18,603	1,590,530
Hotels, Restaurants & Leisure - 2.29%
McDonalds Corp.	77,731	6,944,488
Household Products - 0.83%
Reckitt Benckiser Group PLC (a)	47,463	2,525,708
Industrial Conglomerates - 1.88%
3M Co.	67,623	5,708,057
Insurance - 7.95%
ACE Ltd. (a)	60,175	4,352,458
Aflac, Inc.	119,454	4,787,716
Chubb Corp.	46,377	3,342,390
Muenchener Rueckversicherungs AG (a)	68,952	8,575,805
QBE Insurance Group Ltd. (a)	258,612	3,114,205
		24,172,574
IT Services - 1.23%
Automatic Data Processing, Inc.	42,321	2,207,040
Paychex, Inc.	51,148	1,532,906
		3,739,946
Machinery - 0.95%
Illinois Tool Works, Inc.	51,325	2,881,899
Media - 1.81%
Mcgraw-Hill Cos, Inc.	31,691	1,374,756
Pearson PLC (a)	114,441	2,011,785
WPP PLC (a)	176,020	2,107,353
		5,493,894
Metals & Mining - 0.42%
Antofagasta PLC (a)	82,871	1,284,897
Multi-Utilities - 1.08%
Consolidated Edison, Inc.	54,225	3,273,021
Office Electronics - 3.05%
Canon, Inc. (a)(b)	232,100	9,261,137
Oil, Gas & Consumable Fuels - 10.20%
Chevron Corp.	153,465	15,087,144
Exxon Mobil Corp.	184,445	14,502,910
Imperial Oil Ltd. (a)	34,746	1,396,434
		30,986,488
Personal Products - 1.58%
Kao Corp. (a)	100,900	2,606,270
L'Oreal SA (a)	19,438	2,188,569
		4,794,839
Pharmaceuticals - 13.37%
Eli Lilly & Co.	162,417	6,650,976
Johnson & Johnson	246,950	15,417,089
Sanofi (a)	175,724	11,969,883
Takeda Pharmaceutical Co Ltd. (a)(b)	157,700	6,591,010
		40,628,958
Real Estate Management & Development - 1.16%
Cheung Kong Holdings Ltd. (a)	189,383	2,177,586
Hang Lung Properties Ltd. (a)	420,000	1,336,277
		3,513,863
Semiconductors & Semiconductor Equipment - 4.85%
Intel Corp.	570,042	14,729,885
Software - 0.95%
SAP AG (a)	50,392	2,891,485
Specialty Retail - 0.85%
Hennes & Mauritz AB (a)	87,235	2,597,616
Textiles, Apparel & Luxury Goods - 0.99%
LVMH Moet Hennessy Louis Vuitton SA (a)(b)	20,272	3,000,682
TOTAL COMMON STOCKS (Cost $304,164,875)		294,462,514

REAL ESTATE INVESTMENT TRUSTS - 0.59%
HCP, Inc. (b)	43,703	1,784,831
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,626,140)		1,784,831

	Shares	Value
RIGHTS - 0.10%
Air Liquide SA Rts (a)	30,363	315,745
TOTAL RIGHTS (Cost $360,603)		315,745

SHORT-TERM INVESTMENTS - 2.07%
Money Market Fund - 2.07%
STIT-Treasury Portfolio 0.020%(c)	6,304,879	6,304,879
TOTAL MONEY MARKET FUNDS (Cost $6,304,879)		6,304,879

Total Investments (Cost $312,456,497) - 99.67%		302,867,969
Other Assets in Excess of Liabiliies - 0.33%		997,987
TOTAL NET ASSETS - 100.00%		$303,865,956

Percentages are stated as a percent of net assets.
(a)	Foreign issued security.
(b)	All or a portion of this security is pledged as collateral for written options.
(c)	Variable rate security; the rate shown represents the rate at May 31, 2012.

Abbreviations:

PLC	Public Limited Company.
SA	Generally designates corporations in various countries, mostly those employing the civil law.
Ltd.	Limited Liability Company

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc.
and Standard & Poor Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

TWM Global Equity Income Fund
Schedule of Options Written
May 31, 2012 (Unaudited)

	Contracts	Value
3M Co.
Expiration: July, 2012, Exercise Price: $90.00	609	34,104
Shin-Etsu Chemical Co Ltd. (a)
Expiration: June, 2012, Exercise Price: $4,800.00	899	115
Canon, Inc. (a)
Expiration: June, 2012, Exercise Price: $3,800.00	644	82
Expiration: June, 2012, Exercise Price: $4,000.00	1,677	214
ACE Ltd. (a)
Expiration: August, 2012, Exercise Price: $77.50	542	46,070
AT&T, Inc.
Expiration: August, 2012, Exercise Price: $35.00	3,905	218,680
Automatic Data Processing, Inc.
Expiration: August, 2012, Exercise Price: $55.00	381	20,955
Chevron Corp.
Expiration: June, 2012, Exercise Price: $110.00	778	4,668
Expiration: June, 2012, Exercise Price: $115.00	600	2,400
Chubb Corp.
Expiration: July, 2012, Exercise Price: $75.00	413	29,943
Coca-Cola Co.
Expiration: August, 2012, Exercise Price: $77.50	1,363	113,129
Exxon Mobil Corp.
Expiration: July, 2012, Exercise Price: $90.00	1,656	9,936
General Dynamics Corp.
Expiration: August, 2012, Exercise Price: $67.50	487	53,570
Honeywell International, Inc.
Expiration: June, 2012, Exercise Price: $65.00	700	2,800
Intel Corp.
Expiration: July, 2012, Exercise Price: $29.00	5,100	56,100
International Business Machines Corp.
Expiration: June, 2012, Exercise Price: $210.00	350	1,400
Expiration: July, 2012, Exercise Price: $210.00	357	31,416
iShares MSCI EAFE Index Fund
Expiration: June, 2012, Exercise Price: $55.00	1,400	1,400
Expiration: July, 2012, Exercise Price: $51.00	1,250	41,250
Johnson & Johnson
Expiration: July, 2012, Exercise Price: $65.00	2,240	87,360
Eli Lilly & Co.
Expiration: July, 2012, Exercise Price: $42.00	1,466	102,620
McDonalds Corp.
Expiration: July, 2012, Exercise Price: $95.00	700	34,300
Nestle SA (a)
Expiration: July, 2012, Exercise Price: $58.00	2,250	44,011
QBE Insurance Group Ltd. (a)
Expiration: July, 2012, Exercise Price: $15.00	2,300	7,841
United Technologies Corp.
Expiration: August, 2012, Exercise Price: $80.00	892	97,228
		1,041,592
Total Options Written (Premiums received $2,251,763)		1,041,592

(a)	Foreign issued security.

Abbreviations:

SA	Generally designates corporations in various countries, mostly those employing the civil law.
Ltd.	Limited Liability Company

Schedule of Open Futures Contracts
May 31, 2012 (Unaudited)

	Number		Unrealized
	of Contracts	Settlement	Appreciation/
Description	Purchased	Month	(Depreciation)
E-Mini MSCI EAFE	47	June - 12	(96,753)
E-Mini S&P 500	48	June - 12	(21,429)
Total Futures Contracts Purchased			(118,182)

The cost basis of investments for federal income tax purposes at May 31, 2012 was as follows*

Cost of investments	$312,456,497
Gross unrealized depreciation on futures	(118,182)
Gross unrealized appreciation on investments	8,990,756
Gross unrealized appreciation on options	1,296,517
Gross unrealized depreciation on investments	(18,579,284)
Gross unrealized depreciation on options	(86,346)
Net unrealized depreciation	$(8,496,539)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section of the Fund's most recent semi-annual or annual report.

Organization
Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended
(the “1940 Act”), as an open-end management investment company. The TWM Global Equity Income Fund
(the “Fund”) represents a distinct non-diversified series with its own investment objectives and policies within the
Trust. The investment objective of the Fund is long-term capital appreciation and income. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The assets of the Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Fund currently offers two classes of shares, the Investor Class and the Institutional Class. The Investor Class shares are subject to a
0.35% distribution and shareholder servicing fee. Each class of shares has identical rights and privileges except with respect to the distribution fees, and voting rights on matters affecting a single class of shares. The classes differ principally in their respective distribution expenses. The Fund became effective on March 28, 2011. The
Institutional Class shares commenced operations on March 31, 2011. The Investor Class shares commenced operations on May 31, 2011. Costs incurred by the Fund in connection with the organization, registration and the initial public offering of shares were paid by Tiedemann Wealth Management, LLC (the “Adviser”).

Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of these schedules of investments. These policies are in conformity with generally accepted accounting principles in the
United States of America (“GAAP”).

Investment Valuation

Each security owned by the Fund that is listed on a securities exchange is generally valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the security is traded.
Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official
Closing Price (“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day.
Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes
(“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Specifically, composite pricing looks at the last trades on the exchanges where the options are traded. If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.
Foreign options are valued at the mean of the available bid and ask price or the last price if a mean is not available. If reliable market quotations are not readily available foreign options shall be valued at a price, supplied by a pricing service (“Pricing Service”) approved by the Trust’s Board of Trustees (the “Board of
Trustees”), which is in the opinion of such Pricing Service representative of the market value of such securities or assets as of the time of determination of the NAV, it being the opinion of the Board of Trustees that the valuations supplied by such Pricing Service accurately reflect the fair value of such securities or assets.
Futures contracts are valued at the last sale price at the close of trading on the relevant exchange or board of trade. If there was no sale on the applicable exchange or board of trade on such day, they are valued at the average of the quoted bid and asked prices as of the close of such exchange or board of trade.
When market quotations are not readily available, any security or other asset is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees (the “Board of Trustees”). These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced.
In the case of foreign securities, the occurrence of certain events after the close of foreign markets, but prior to the time the Fund’s net asset value (“NAV”) is calculated (such as a significant surge or decline in the U.S.
or other markets) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. The Fund will value foreign securities at prices supplied by a pricing service which take into account such events. In such cases, uses of these evaluated prices can reduce an investor’s ability to seek to profit by estimating the Fund’s NAV in advance of the time the NAV is calculated.
Redeemable securities issued by open-end, registered investment companies, including money market funds, are valued at the net asset value NAV of such companies for purchase and/or redemption orders placed on that day.

The Valuation Committee of the Trust shall meet to consider any valuations. This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board of Directors and other factors as warranted.
In considering a fair value determination, factors that may be considered, among others include; the type and structure of the security; unsual events or circumstances relating to the security's issuer; general market conditions; prior day's valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; trading activity and prices of similar securities or financial instruments.

Other
Investment transactions are recorded on the trade date. The Fund determines the gain or loss from investment transactions using the specific identification method for the best tax relief order. Dividend income, less foreign withholding tax, is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification, “Fair Value Measurements
and Disclosures” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosures regarding the inputs and valuation techniques used to measure

Summary of Fair Value Exposure at May 31, 2012 (Unaudited)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2012, in valuing the Fund’s investments carried at fair value:

Description	Level 1	Level 2	Level 3	Total
Equity
Common Stock1	$185,903,776	108,558,738	-	$294,462,514
Real Estate Investment Trusts	1,784,831	-	-	1,784,831
Rights	-	315,745	-	315,745
Total Equity	187,688,607	108,874,483	-	296,563,090

Short-Term Investments	6,304,879		-	6,304,879
Total Investment in Securities	$193,993,486	$108,874,483	$-	$302,867,969

Other Financial Instruments*	$1,091,989	-	-	$1,091,989

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures and written options which are valued at the unrealized appreciation / depreciation on the instrument.

1For further breakdown of Common Stock by Industry type, please refer to the Schedule of Investments.

The Fund held no Level 3 securities during the period ended May 31, 2012.
The Fund measures Level 3 activity as of the beginning and end of the fiscal period. For the period ended May 31, 2012 the
Fund did not have significant unobservable inputs (Level 3 securities) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Disclosures About Derivative Instruments and Hedging Activities. (Unaudited)

The fair value of derivative instruments as reported within this Schedule of Investments as of May 31, 2012 was as follows:

Derivatives not accounted for
as hedging instruments
Fair Value
Written Options	$1,041,592
Futures Contracts Purchased	(118,182)
Total	$923,410

The Effect of Derivative Instruments on income for the period March 1, 2012 through May 31, 2012 was as follows:

Amount of Realized Gain or (Loss) on Derivatives
Recognized in Income
Derivatives not accounted for	Period March 1,
as hedging instruments	2012 through
May 31, 2012
Written Options	$(735,173)
Futures Contracts	(479,443)
Total	$(1,214,616)

Change in Unrealized Appreciation or (Depreciation) on Derivatives
Recognized in Income
Derivatives not accounted for	Period March 1,
as hedging instruments	2012 through
May 31, 2012
Written Options	$2,108,095
Futures Contracts	(130,767)
Total	$1,977,328

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)     /s/ Joseph Neuberger
                                                     Joseph Neuberger, President

Date          7/19/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Joseph Neuberger
                                                      Joseph Neuberger, President

Date          7/19/2012

By (Signature and Title)*    /s/ John Buckel
                                                      John Buckel, Treasurer

Date          7/19/2012

* Print the name and title of each signing officer under his or her signature.